Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Document Period End Date	Jul. 31, 2024
Cultivar ETF
Shareholder Report [Line Items]
Fund Name	Cultivar ETF
Class Name	Cultivar ETF
Trading Symbol	CVAR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cultivar ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at cultivarfunds.com/funds. You can also request this information by contacting us at (833) 930-2229. Distributed by Foreside Fund Services, LLC.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cultivarfunds.com/funds. You can also request this information by contacting us at (833) 930-2229. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(833) 930-2229
Additional Information Website	cultivarfunds.com/funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cultivar ETF	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended July 31, 2024, the Fund underperformed its benchmark, the Russell 3000® Index. The Fund does not follow a capitalization-weighted indexed approach, as it focuses on active stock selection based on the portfolio managers’ assessment of individual stock valuations, as well as broad macro risks.

What key factors affected the Fund's performance?

The Fund’s active assessment of individual security valuations and concerns about macro risks, caused underweights to the technology sector, which was a significant driver of the benchmark index performance. This assessment also led to overweight in traditionally less volatile areas such as cash and U.S. Treasuries, basic materials, consumer staples and utilities.

Positioning

The Fund held positions in the financial sector with a focus on regional banks, that seemed to offer good value given softness in the overall regional banking landscape. The Fund also held an overweight in basic materials with gold and silver miners offering opportunities to enter at opportunistic points and trim upon recovery. Another strategic tilt was toward utilities as the sector fell off and has rebounded somewhat. With mega-cap technology and communication stocks appearing overvalued and with the index being driven higher by such valuations, the Fund exercised a measure of risk control by trimming technology and communication allocations.

Performance

The Fund posted a positive absolute return for the year, while maintaining broad diversification with a focus toward risk control measures. Positive impacts came from holdings in the materials sector, primarily through precious metals mining companies. Additionally, the Financials sector contributed positively with a focus on regional banks that rebounded from lower valuation entry points.

Top Contributors	Top Detractors
Basic Materials	Consumer Staples
Financials	Underweight Technology
Real estate

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Returns Since Inception (12/22/21)
Cultivar ETF - NAV	6.23%	5.18%
Cultivar ETF - Market	6.35%	5.20%
Russell 3000® Index	21.07%	8.23%

Performance Inception Date	Dec. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 32,108,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 254,734
Investment Company, Portfolio Turnover	42.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$32,108
Number of Holdings	90
Total Advisory Fee Paid	$254,734
Portfolio Turnover Rate	42.57%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Core Laboratories, Inc.	3.29%
US Treasury Bond 05/15/2050 1.250%	3.03%
Proto Labs, Inc.	3.01%
Healthcare Services Group, Inc.	2.74%
Newmont Goldcorp Corp.	2.61%
Southwest Airlines Co.	2.21%
MarketAxess Holdings, Inc.	1.99%
US Treasury Bond 05/15/2050 1.250%	1.93%
US Treasury Bond 08/15/2049 2.250%	1.81%
Northwest Natural Holding Co.	1.79%